Retirement benefit obligation (Details Narrative) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Annual accrual	The annual accrual is approximately 7% of total pay, with no ceiling, and is revalued each year by applying a pre-established rate of return of 1.50%, plus 75% of the Consumer Price Index, and is recorded by a book reserve
Annual accrual percentage	7.00%
Obligation amount	€ 293,649	€ 227,767